Leases (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Quantitative Information About Leases
The balance sheet shows the following amounts relating to leases:

	12/31/2024	12/31/2023
Sub-lease receivable
Brazil	1,758	5,538
Chile	4,081	—

Total	5,839	5,538
Current	1,758	4,071
Non-current	4,081	1,467

Total	5,839	5,538
Right of use assets
Brazil	51,712	57,521
USA	32,212	787
Others	18,193	—

Total	102,117	58,308
Lease liabilities
Brazil	(56,510)	(71,872)
USA	(40,956)	(940)
Others	(21,989)	—

Total	(119,455)	(72,812)
	12/31/2024	12/31/2023

Current	(33,303)	(24,381)
Non-current	(86,152)	(48,431)

Total	(119,455)	(72,812)

Summary of Quantitative Information About Leases Costs
The statement of profit or loss shows the following amounts relating to leases:

	2024	2023	2022
Right of use assets depreciation	(11,132)	(9,686)	(10,800)
Financial expense	(8,295)	(9,809)	(9,359)

	(19,427)	(19,495)	(20,159)